Financial risk management - Interest rate risk and foreign exchange risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk
Financial risk management
Increase in interest rates	1.00%	1.00%	1.00%
Decrease in interest rates	1.00%	1.00%	1.00%
Approximate increase in profit or loss, and equity from increase in interest rates	€ 57,800	€ 12,900	€ 11,500
Approximate decrease in profit or loss, and equity from decrease in interest rates	€ 57,800	€ 12,900	€ 11,500
Foreign exchange risk
Financial risk management
Percentage of change in risk assumption	10.00%	10.00%	10.00%
Euros - U.S. Dollars Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ (133,373)	€ (27,200)	€ (21,083)
Euros - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	113	100	122
Euros - CH Francs Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	538	208	203
Euros - HR Kunas Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	650	611	(185)
U.S. Dollars - GB Pounds Exchange rate value | Foreign exchange risk
Financial risk management
Increase (Decrease) in net book value	€ (894)	€ (923)	€ (831)